Document and Entity Information	12 Months Ended
Mar. 31, 2023 shares
Entity Registrant Name	Uxin Limited
Entity Central Index Key	0001729173
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38527
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	21/F, Donghuang Building
Entity Address, Address Line Two	No. 16 Guangshun South Avenue
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100102
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Document Accounting Standard	U.S. GAAP
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shanghai, the People’s Republic of China
Business Contact [Member]
Contact Personnel Name	Feng Lin
City Area Code	86 10
Local Phone Number	5691-6765
Contact Personnel Email Address	ir@xin.com
Entity Address, Address Line One	21/F, Donghuang Building
Entity Address, Address Line Two	No. 16 Guangshun South Avenue
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100102
Entity Address, Country	CN
ADS
Title of 12(b) Security	American depositary shares (one American depositaryshare representing 30 Class A ordinary shares, parvalue US$0.0001 per share)
Trading Symbol	UXIN
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,511,242
Class A Ordinary Shares
Title of 12(b) Security	Class A ordinary shares, par valueUS$0.0001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,370,016,554
Class B ordinary shares
Entity Common Stock, Shares Outstanding	40,809,861